Stock Options (Details 1) - USD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Stock Options
Balance, Outstanding	171,604	166,767
Expired/Cancelled	(50,344)	(149,430)
Exercised		(7,333)
Granted	84,900	161,600
Balance, Outstanding	206,170	171,604
Balance, Exercisable	189,003
Balance, Outstanding	$ 11.17	$ 21.30
Expired/Cancelled	10.76	29.51
Exercise Price		4.09
Granted	5.41	11.66
Balance, Outstanding	7.36	$ 11.17
Balance, Exercisable	$ 7.31
Weighted Average Remaining Contractual Term, Outstanding (Years)	4 years 5 months 12 days
Weighted Average Remaining Contractual Term, Exercisable (Years)	4 years 5 months 8 days
Aggregate Intrinsic Value, Outstanding	$ 68,713
Aggregate Intrinsic Value, Exercisable	$ 54,723